Summary of Organization and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Summary of Organization and Significant Accounting Policies

1.	SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Summit Materials, LLC (“Summit Materials”) is a vertically integrated construction materials company. Across its subsidiaries, it is engaged in the production and sale of aggregates, cement, ready-mixed concrete, asphalt paving mix and concrete products. Summit Materials, through its subsidiaries (collectively, the “Company”), owns and operates quarries, sand and gravel pits, a cement plant, cement distribution terminals, ready-mixed concrete plants, asphalt plants and landfill sites. It is also engaged in paving and related services. The Company is organized by geographic region and has three operating segments, which are also its reporting segments: the West; Central; and East regions.

Summit Materials is a wholly owned indirect subsidiary of Summit Materials Holdings L.P., whose major indirect owners are certain investment funds affiliated with Blackstone Capital Partners V L.P. and Silverhawk Summit, L.P.

The consolidated financial statements of the Company include the accounts of Summit Materials and its wholly and non-wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Basis of Presentation—These consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures typically included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as of and for the year ended December 28, 2013. The Company continues to follow the accounting policies set forth in those consolidated financial statements. Management believes that these consolidated interim financial statements include all adjustments, normal and recurring in nature, that are necessary to present fairly the financial position of the Company as of June 28, 2014, the results of operations and cash flows for the six month periods ended June 28, 2014 and June 29, 2013.

The Company’s fiscal year is based on a 52-53 week year with each quarter composed of 13 weeks ending on a Saturday. The 53 week year occurs approximately once every seven years. The additional week in the 53 week year will be included in the fourth quarter. The Company’s second quarter ended on June 28 and June 29 in 2014 and 2013, respectively. In 2013, Continental Cement Company, L.L.C. (“Continental Cement”), an indirect majority owned subsidiary of Summit Materials, changed its fiscal year to be consistent with the Company’s fiscal year. Prior to fiscal 2013, Continental Cement’s fiscal year was based on the calendar year with quarter-end dates of March 31, June 30, September 30 and December 31. The effect of this change to the Company’s financial position, results of operations and liquidity is immaterial.

Substantially all of the Company’s products and services are produced, consumed and performed outdoors, primarily in the spring, summer and fall. Seasonal changes and other weather-related conditions can affect the production and sales volumes of its products and delivery of its services. Therefore, the financial results for any interim period are not necessarily indicative of the results expected for the full year. Furthermore, the Company’s sales and earnings are sensitive to national, regional and local economic conditions and to cyclical changes in construction spending, among other factors.

Use of Estimates—Preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported and the disclosures about contingent assets and liabilities and reported amounts of revenue and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangibles and other long-lived assets, pension and other postretirement obligations and asset retirement obligations. Estimates also include revenue earned on contracts and costs to complete contracts; most of the Company’s construction work is performed under fixed unit-price contracts with state and local governmental entities. Management regularly evaluates its estimates and assumptions based on historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when circumstances dictate. As future events and their effects cannot be determined with precision, actual results can differ significantly from estimates made. Changes in estimates, including those resulting from continuing changes in the economic environment, are reflected in the Company’s consolidated financial statements during the period in which the change in estimate occurs.

Business and Credit Concentrations—The Company’s operations are conducted primarily across 17 states, with the most significant revenue generated in Texas, Kansas, Kentucky, Utah and Missouri. The Company’s accounts receivable consist primarily of amounts due from customers within these areas. Therefore, collection of these accounts is dependent on the economic conditions in the aforementioned states, as well as specific situations affecting individual customers. Credit granted within the Company’s trade areas has been granted to many customers, and management does not believe that any significant concentrations of credit exist with respect to individual customers or groups of customers. No single customer accounted for more than 10% of total revenue in the six month periods ended June 28, 2014 and June 29, 2013.

Fair Value Measurements—Certain acquisitions made by the Company require the payment of contingent amounts of purchase consideration. These payments are contingent on specified operating results being achieved in periods subsequent to the acquisition and will not be made if earn-out thresholds are not achieved. Contingent consideration obligations are measured at fair value each reporting period, and any adjustments to fair value are recognized in earnings in the period identified. As of June 28, 2014 and December 28, 2013, contingent consideration obligations of $3.6 million and $1.9 million were included in the non-current portion of acquisition-related liabilities and, as of June 28, 2014, $2.5 million was included in the current portion of acquisition related liabilities. The $4.2 million increase in contingent consideration obligations relates to the January 17, 2014 acquisition of Alleyton Resource Corporation, Colorado Gulf, LP and certain assets of Barten Shepard Investments, LP (collectively, “Alleyton”).

The fair value of the contingent consideration obligations approximated their carrying value of $6.1 million and $1.9 million as of June 28, 2014 and December 28, 2013, respectively. The fair values are based on unobservable, or Level 3, inputs, including projected probability-weighted cash payments and an 11.0% discount rate, which reflects a market discount rate. Changes in fair value may occur as a result of a change in actual or projected cash payments, the probability weightings applied by the Company to projected payments or a change in the discount rate. Significant increases or decreases in any of these inputs in isolation could result in a lower, or higher, fair value measurement. There were no material valuation adjustments to contingent consideration obligations in the six month periods ended June 28, 2014 or June 29, 2013.

Financial Instruments—The Company’s financial instruments include certain acquisition-related liabilities (deferred consideration and noncompete obligations) and debt. The fair value of the deferred consideration and noncompete obligations approximate their carrying value of $46.9 million and $6.9 million, respectively, as of June 28, 2014, and $28.3 million and $4.2 million, respectively, as of December 28, 2013. The $21.3 million increase in the deferred consideration and noncompete obligations primarily relate to the acquisitions completed in 2014. The fair value was determined based on unobservable, or Level 3 inputs, including the cash payment terms in the purchase agreements and a discount rate reflecting the Company’s credit risk.

The fair value of long-term debt approximated $990.8 million and $696.5 million as of June 28, 2014 and December 28, 2013, respectively, compared to its carrying value of $927.8 million and $663.0 million, respectively. Fair value was determined based on observable, or Level 2 inputs, such as interest rates, bond yields and quoted prices in inactive markets.

Redeemable Noncontrolling Interest—The Company owns all of the outstanding Class A Units of Continental Cement, which represent a 69.7% economic interest. Continental Cement’s Class B Units, which represent a 30.3% economic interest, are subordinate to the Class A Units. The Class B Units can be put to Continental Cement in the future based on the passage of time, which can be accelerated upon the occurrence of a contingent event; therefore, the noncontrolling interest of the Class B unit holders is classified in temporary equity. The redemption value was based upon the estimated fair value of Continental Cement at the date of acquisition and the Company has elected to accrete changes in the redemption value of the noncontrolling interest over the period from the date of issuance to the earliest anticipated redemption date, which is currently May 2016. The accretion is recognized through an adjustment to accumulated deficit. The redemption value of the redeemable noncontrolling interest as of June 28, 2014 and December 28, 2013 approximated its carrying value.

(1) Summary of Organization and Significant Accounting Policies

Summit Materials, LLC (“Summit Materials” or the “Company”) is a vertically-integrated, heavy building materials company. Across its subsidiaries, it is engaged in the manufacturing and sale of aggregates, cement, ready-mixed concrete and asphalt paving mix. It is also engaged in road paving and related construction services. Summit Materials owns and operates quarries, sand and gravel pits, a cement plant, cement distribution terminals, asphalt plants, ready–mixed concrete plants and landfill sites. The operations of Summit Materials are conducted primarily across 14 states, with the most significant portion of the Company’s revenue generated in Texas, Kansas, Kentucky, Missouri and Utah.

Summit Materials is a 100 percent-owned subsidiary of Summit Materials Holdings L.P. (“Parent”) whose major indirect owners are certain investment funds affiliated with Blackstone Capital Partners V L.P. (“BCP”). Summit Materials has a number of subsidiaries that have individually made a number of acquisitions through 2013. The Company is organized by geographic region and has three operating segments, which are also its reporting segments: the Central; West; and East regions.

Noncontrolling interests represent a 30% redeemable ownership in Continental Cement Company, L.L.C. (“Continental Cement”) and a 20% ownership in Ohio Valley Asphalt, LLC. In 2013, Continental Cement changed its fiscal year from a calendar year to a 52-week year with each quarter composed of 13 weeks ending on a Saturday, consistent with Summit Materials’ fiscal year. Continental Cement’s fiscal year end in 2013 was December 28 compared to the calendar year ended December 31 in 2012 and 2011. The effect of this change to Summit Materials’ financial position, results of operations and liquidity was immaterial.

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated. The Company attributes consolidated member’s interests and net income separately to the controlling and noncontrolling interests. The Company accounts for investments in entities for which it has an ownership of 20% to 50% using the equity method of accounting.

Use of Estimates—The consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenue and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible and other long-lived assets, pension and other postretirement obligations, asset retirement obligations and the redeemable noncontrolling interest. Estimates also include revenue earned and costs to complete open contracts. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from estimates made. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the Company’s consolidated financial statements in the period in which the change in estimate occurs.

Business and Credit Concentrations—The majority of Summit Materials’ customers are located in Texas, Kansas, Kentucky, Missouri and Utah. Summit Materials’ accounts receivable consist primarily of amounts due from customers within these areas. Collection of these accounts is, therefore, dependent on the economic conditions in the aforementioned states. However, credit granted within Summit Materials’ trade areas has been granted to a wide variety of customers. No single customer accounted for more than 10% of revenue in 2013, 2012 or 2011. Management does not believe that any significant concentrations of credit exist with respect to individual customers or groups of customers.

Accounts Receivable—Accounts receivable are stated at the amount management expects to collect from outstanding balances. Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the collectability of individual accounts. In establishing the allowance, management considers historical losses adjusted to take into account current market conditions and its customers’ financial condition, the amount of receivables in dispute, the current receivables aging and current payment terms. Balances that remain outstanding after reasonable collection efforts are exercised are written off through a charge to the valuation allowance.

The balances billed but not paid by customers, pursuant to retainage provisions included in contracts, will be due upon completion of the contracts.

Revenue and Cost Recognition—Revenue for product sales are recognized when evidence of an arrangement exists, the fee is fixed or determinable, title passes, which is generally when the product is shipped, and collection is reasonably assured. Product revenue includes sales of aggregates, cement and other materials to customers, net of discounts, allowances or taxes, as applicable. Internal product sales are eliminated from service revenue in the consolidated statements of operations.

Revenue from construction contracts are included in service revenue and are recognized under the percentage-of-completion accounting method. The percent complete is measured by the cost incurred to date compared to the estimated total cost of each project. This method is used as management considers expended cost to be the best available measure of progress on these contracts, the majority of which are completed within one year, but may occasionally extend beyond one year. Inherent uncertainties in estimating costs make it at least reasonably possible that the estimates used will change within the near term and over the life of the contracts.

Contract costs include all direct material and labor costs and those indirect costs related to contract performance and completion. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are estimable. General and administrative costs are charged to expense as incurred.

Changes in job performance, job conditions and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to costs and income. Such revisions are recognized in the period in which they are determined. An amount equal to contract costs incurred that are attributable to claims is included in revenue when realization is probable and the amount can be reliably estimated.

Costs and estimated earnings in excess of billings are composed principally of revenue recognized on contracts (on the percentage-of-completion method) for which billings had not been presented to customers because the amount were not billable under the contract terms at the balance sheet date. In accordance with the contract terms, the unbilled receivables at December 28, 2013 will be billed in 2014. Billings in excess of costs and estimated earnings represent billings in excess of revenue recognized.

Revenue from the receipt of waste fuels is classified as service revenue and is based on fees charged for the waste disposal, which are recognized when the waste is accepted.

Inventories—Inventories consist of stone removed from quarries and processed for future sale, raw materials and finished concrete blocks. Inventories are valued at the lower of cost or market and are accounted for on a first-in first-out basis or an average cost basis. If items become obsolete or otherwise unusable or if quantities exceed what is projected to be sold within a reasonable period of time, they will be charged to costs of production in the period that the items are designated as obsolete or excess inventory. Stripping costs are costs of removing overburden and waste material to access aggregate materials and are recognized in cost of revenue in the same period as the revenue from the sale of the inventory.

Property, Plant and Equipment, net—Property, plant and equipment are recorded at cost, less accumulated depreciation, depletion and amortization. Expenditures for additions and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. Repair and maintenance costs that do not substantially add to the productive capacity or extend the useful life of the asset are expensed as incurred.

Landfill airspace is included in property, plant and equipment at cost and is amortized based on utilization of the asset. Management reassesses the landfill airspace capacity with any changes in value recorded in cost of revenue. Capitalized landfill costs include expenditures for the acquisition of land and related airspace, engineering and permitting costs, cell construction costs and direct site improvement costs.

Upon disposal, the cost and related accumulated depreciation are removed from the Company’s accounts and any gain or loss is included in general and administrative expenses.

Depreciation on property, plant and equipment, including assets subject to capital leases, is computed on a straight-line basis or based on the economic usage over the estimated useful life of the asset. The estimated useful lives are generally as follows:

Buildings and improvements	7–40 years
Plant, machinery and equipment	3–40 years
Truck and auto fleet	3–10 years
Mobile equipment and barges	3–20 years
Landfill airspace and improvements	5–60 years

Depletion of mineral reserves is calculated for proven and probable reserves by the units of production method on a site-by-site basis. Leasehold improvements are amortized on a straight-line basis over the lesser of the asset’s useful life or the remaining lease term.

The Company reviews the carrying value of property, plant and equipment for impairment whenever events or circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. Such indicators may include, among others, deterioration in general economic conditions, adverse changes in the markets in which an entity operates, increases in input costs that have a negative effect on earnings and cash flows or a trend of negative or declining cash flows over multiple periods. In addition, assets are assessed for impairment charges when identified for disposition. Projected losses from disposition are recognized in the period in which they become estimable, which may be in advance of the actual disposition. The net loss from asset dispositions recognized in general and administrative expenses in fiscal years 2013, 2012 and 2011 was $12.4 million, $2.6 million and $2.3 million, respectively. No material impairment charges have been recognized on assets held for use in 2013, 2012 or 2011. The losses are commonly a result of the cash flows expected from selling the asset being less than the expected cash flows that could be generated from holding the asset for use.

Accrued Mining and Landfill Reclamation—The mining reclamation reserve and financial commitments for landfill closure and post-closure activities are based on management’s estimate of future cost requirements to reclaim property at both currently operating and closed sites. Estimates of these obligations have been developed based on management’s interpretation of current requirements and proposed regulatory changes and are intended to approximate fair value. Costs are estimated in current dollars, inflated until the expected time of payment, using an inflation rate of 2.5%, and then discounted back to present value using a credit-adjusted, risk-free rate on obligations of similar maturity, adjusted to reflect the Company’s credit rating. Changes in the credit-adjusted, risk-free rate do not change recorded liabilities. However, subsequent increases in the recognized obligations are measured using a current credit-adjusted, risk-free rate. Decreases in the recognized obligations are measured at the initial credit-adjusted, risk-free rate.

Significant changes in inflation rates or the amount or timing of future cost estimates typically result in both (1) a current adjustment to the recorded liability (and corresponding adjustment to the asset) and (2) a change in accretion of the liability and depreciation of the asset to be recorded prospectively over the remaining capacity of the unmined quarry or landfill.

Intangible Assets—The Company’s intangible assets are primarily composed of lease agreements, reserve rights and trade names. The assets related to lease agreements are a result of the submarket royalty rates paid under agreements, primarily, for extracting aggregate. The values were determined as of the respective acquisition dates by a comparison of market-royalty rates to contract-royalty rates. The reserve rights relate to aggregate reserves to which the Company has the rights of ownership, but do not own the reserves. The intangible assets are amortized on a straight-line basis over the lives of the leases. Continental Cement’s trade name composes the majority of the remaining intangible assets. The following table shows intangible assets by type and in total:

	December 28, 2013			December 29, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Leases	$10,430	$(1,604)	$8,826	$8,940	$(1,092)	$7,848
Reserve rights	5,890	(221)	5,669	—	—	—
Trade names	1,020	(368)	652	1,020	(262)	758

Total intangible assets	$17,340	$(2,193)	$15,147	$9,960	$(1,354)	$8,606

Amortization expense in 2013, 2012 and 2011 was $0.8 million, $0.6 million and $0.5 million, respectively. The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

2014	$897
2015	897
2016	897
2017	893
2018	893
Thereafter	10,670

Total	$15,147

Goodwill—Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired. Goodwill recorded in connection with the Company’s acquisitions is primarily attributable to the expected profitability, assembled workforces of the acquired businesses and the synergies expected to arise after the Company’s acquisition of those businesses. Goodwill is not amortized, but is tested annually for impairment as of the first day of the fourth quarter and whenever events or circumstances indicate that goodwill may be impaired. The test for goodwill impairment is a two-step process to first identify potential goodwill impairment for each reporting unit and then, if necessary, measure the amount of the impairment loss. Goodwill is tested for impairment based on the Company’s operating companies, which management has determined to be the Company’s reporting units, which are one level below its segments in the Central and West regions. The East region is considered to be a single reporting unit.

Income Taxes—As a limited liability company, Summit Materials’ federal and state income tax attributes are generally passed to Parent. However, certain of the Company’s subsidiaries are taxable entities, the provisions for which are included in the consolidated financial statements. For the Company’s taxable entities, deferred income tax assets and liabilities are computed for differences between the tax basis and financial statement amounts that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recognized for deferred tax assets if it is more likely than not that some portion or all of the net deferred tax assets will not be realized.

The Company evaluates the tax positions taken on income tax returns that remain open to examination by the respective tax authorities from prior years and positions expected to be taken on the current year tax returns to identify uncertain tax positions. Interest and penalties are recorded in income tax expense.

Fair Value Measurements—The fair value accounting guidance establishes the following fair value hierarchy that prioritizes the inputs used to measure fair value:

Level 1	—	Unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2	—	Inputs other than Level 1 that are based on observable market data, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in inactive markets, inputs that are observable that are not prices and inputs that are derived from or corroborated by observable markets.

Level 3	—	Valuations developed from unobservable data, reflecting the Company’s own assumptions, which market participants would use in pricing the asset or liability.

Assets and liabilities measured at fair value in the consolidated balance sheets as of year-end 2013 and 2012 are as follows:

	2013	2012
Accrued expenses:
Current portion of contingent consideration	$—	$746
Acquisition- related liabilities
Contingent consideration	$1,908	$1,908

Certain acquisitions made by the Company require the payment of additional consideration contingent upon the achievement of specified operating results, referred to as contingent consideration or earn-out obligations. These payments will not be made if earn-out thresholds are not achieved. No material earn-out payments have been made to date.

Summit Materials records contingent consideration at fair value on the acquisition date and then measures its fair value each reporting period. Any adjustments to fair value are recognized in earnings in the period identified. Management of the Company determines the appropriate policies and procedures to be used when determining the fair value of contingent consideration. Its fair values are based on unobservable inputs, or Level 3 assumptions, including projected probability-weighted cash payments and an 8.4% discount rate, which reflects the Company’s credit risk. Changes in fair value may occur as a result of a change in actual or projected cash payments, the probability weightings applied by the Company to projected payments or a change in the discount rate. Significant increases or decreases in any of these inputs in isolation could result in a significantly lower, or higher, fair value measurement. In 2012 and 2011, we recognized reductions to contingent consideration of $0.4 million and $10.3 million, respectively, due primarily to revised estimates of the probability of achieving the specified targets.

Financial Instruments—The Company’s financial instruments include certain acquisition-related liabilities (deferred consideration and noncompete obligations) and debt. The fair value of the deferred consideration and noncompete obligations approximate their carrying value of $28.3 million and $4.2 million, respectively, as of December 28, 2013 and $23.4 million and $7.4 million, respectively, as of December 29, 2012. The fair value was determined based on Level 3 inputs of the fair value hierarchy, including the cash payment terms in the purchase agreements and a discount rate reflecting the Company’s credit risk.

The fair value of long-term debt was approximately $696.5 million and $670.7 million as of December 28, 2013 and December 29, 2012, respectively, compared to its carrying value of $663.0 million and $639.8 million, respectively. Fair value was determined based on Level 2 inputs of the fair value hierarchy, including observable inputs, specifically quoted prices for these instruments in inactive markets. The fair value of Company’s revolving credit facility approximated its carrying value of $26.0 million at December 28, 2013.

Reclassifications—Certain amounts have been reclassified in prior periods to conform to the presentation in the consolidated financial statements as of and for the year ended December 28, 2013.

Continental Cement Company, L.L.C. [Member]
Summary of Organization and Significant Accounting Policies

(1)	Summary of Organization and Significant Accounting Policies

Continental Cement Company, L.L.C. (“Continental Cement”) produces portland cement at its plant located in Hannibal, Missouri. Cement distribution terminals are maintained in Hannibal and St. Louis, Missouri and Bettendorf, Iowa. The Company’s primary customers are ready-mixed concrete and concrete products producers and contractors located in the Midwestern United States.

Green America Recycling, L.L.C. (“GAR”), a wholly-owned subsidiary of Continental Cement, is engaged in the business of securing, processing and blending hazardous and nonhazardous waste materials primarily for use as supplemental fuels in the cement manufacturing process. GAR’s primary customers are commercial transportation disposal facilities and petroleum and chemical manufacturers located in the continental United States. Continental Cement and GAR collectively are referred to as the “Company.”

Continental Cement, a Delaware limited liability company, is governed by an amended and restated limited liability company agreement, as amended (the “LLC Agreement”). As such, liability of its members is generally limited to the amount of their net investment in Continental Cement. Continental Cement is an indirect non-wholly owned subsidiary of Summit Materials, LLC (“Summit Materials”).

Basis of Presentation—These unaudited consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures typically included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as of and for the year ended December 28, 2013. The Company continues to follow the accounting policies set forth in those consolidated financial statements.

Management believes that these consolidated interim financial statements include all adjustments, normal and recurring in nature, that are necessary to present fairly the financial position of the Company as of June 28, 2014 and the results of operations and cash flows for the six month periods ended June 28, 2014 and June 29, 2013.

In 2013, the Company changed its fiscal year from a calendar year to a 52-53 week year with each quarter composed of 13 weeks ending on a Saturday, consistent with that of Summit Materials. The 53 week year occurs approximately once every seven years. The additional week in the 53 week year is included in the fourth quarter. The Company’s six months ended June 28, 2014 included a full 26 weeks, or 182 days, of results compared to the six months ended June 29, 2013, which included 184 days. The effect of this change to the Company’s financial position and results of operations is immaterial.

Substantially all of the Company’s products are consumed outdoors, primarily in the spring, summer and fall. Seasonal changes and other weather-related conditions can affect the sales volumes of its products. Therefore, the financial results for any interim period are not necessarily indicative of the results expected for the full year. Furthermore, the Company’s sales and earnings are sensitive to national, regional and local economic conditions and to cyclical changes in construction spending.

Principles of Consolidation—The consolidated financial statements of the Company include the accounts of Continental Cement and GAR. All significant intercompany balances and transactions have been eliminated.

Use of Estimates—Preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported and the disclosures about contingent assets and liabilities. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible and other long-lived assets, pension and other postretirement obligations, asset retirement obligations and redeemable members’ interest. Management regularly evaluates its estimates and assumptions based on historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from estimates made. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the Company’s consolidated financial statements for the period in which the change in estimate occurs.

Business and Credit Concentrations—The majority of the Company’s customers are located in Missouri, Iowa and Illinois. The Company’s accounts receivable consist primarily of accounts of ready-mixed concrete and concrete products producers and contractors located within these states. Therefore, collection of these accounts is dependent on the economic conditions therein. Management does not believe that there are significant concentrations of credit with respect to individual customers or groups of customers, as credit has been granted to many customers within the Company’s market.

Approximately 18% and 16% of cement sales were made to companies owned by a noncontrolling member of the Company during the six months ended June 28, 2014 and June 29, 2013, respectively. The Company has historically had no collection issues with the noncontrolling member, and management expects full collection on all outstanding accounts receivable due from the noncontrolling member.

(1)	Summary of Organization and Significant Accounting Policies

(a)	Business Activities and Organization

Continental Cement Company, L.L.C. (the “Company” or “Continental Cement”) produces Portland cement at its plant located in Hannibal, Missouri. Cement distribution terminals are maintained in Hannibal and St. Louis, Missouri and Bettendorf, Iowa. The Company’s primary customers are ready-mixed concrete and concrete products producers and contractors located in the Midwestern United States.

Green America Recycling, L.L.C. (“GAR”), a wholly owned subsidiary of the Company, is engaged in the business of securing, processing and blending hazardous and nonhazardous waste materials primarily for use as supplemental fuels in Continental Cement’s manufacturing process. GAR’s primary customers are commercial transportation disposal facilities and petroleum and chemical manufacturers located in the continental United States.

The Company, a Delaware limited liability company, is governed by the Amended and Restated Continental Cement Limited Liability Company Agreement (as amended, the “LLC Agreement”). As such, liability of the Company’s members is generally limited to the amount of their net investment in the Company. Continental Cement is an indirect non–wholly owned subsidiary of Summit Materials, LLC (“Summit Materials”).

In 2013, Continental Cement changed its fiscal year from a calendar year to a 52-week year with each quarter composed of 13 weeks ending on a Saturday, consistent with that of Summit Materials. Continental Cement’s fiscal year end in 2013 was December 28 compared to the calendar year ended December 31 in 2012 and 2011. The effect of this change to Continental Cement’s financial position, results of operations and liquidity was immaterial.

(b)	Principles of Consolidation

The consolidated financial statements of the Company include the accounts of Continental Cement and its wholly owned subsidiary, GAR. All significant intercompany balances and transactions have been eliminated.

(c)	Use of Estimates

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible and other long-lived assets, pension and other postretirement obligations, asset retirement obligations and the redeemable members’ interest. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from estimates made. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the Company’s consolidated financial statements in the period in which the change in estimate occurs.

(d)	Business and Credit Concentrations

The Company’s customers are primarily located in Missouri, Iowa and Illinois. The Company’s accounts receivable balances are due primarily from ready-mixed concrete and concrete products producers and contractors within this area. Collection of these accounts is, therefore, dependent on the economic conditions of the area. However, credit granted within the Company’s trade area has been granted to a wide variety of customers, and management does not believe that any significant concentrations of credit exist with respect to individual customers or groups of customers who are engaged in similar activities that would be similarly affected by changes in economic or other conditions. The Company had approximately 16%, 13% and 14%, of cement sales with companies owned by a certain minority owner of the Company for the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively.

(e)	Accounts Receivable

Accounts receivable is stated at the amount management expects to collect from outstanding balances. Management provides for probable uncollected amounts through a charge to earnings and a credit to the allowance for doubtful accounts based on its assessment of the status of individual accounts. In establishing the allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the amount of receivables in dispute, the current receivables aging and current payment terms. Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts. Changes in the allowance for doubtful accounts have not been material to the consolidated financial statements.

(f)	Revenue Recognition

Revenue from the sale of cement is recognized when evidence of an arrangement exists, the fee is fixed or determinable, title passes, which is generally when the product is shipped, and collection is reasonably assured. Cement sales are recorded net of discounts, allowances and sales taxes, as applicable. The Company records freight revenue on a net basis together with freight costs within cost of sales.

Revenue from the receipt of waste fuels is recognized when the waste is accepted and a corresponding liability is recognized for the costs to process the waste into fuel for the manufacturing of cement or to ship the waste offsite for disposal in accordance with applicable regulations.

(g)	Inventories

Inventories of raw materials, work in process and finished goods are carried at the lower of cost (determined using the average cost method) or market. If items become obsolete or otherwise unusable, they will be charged to costs of production when that determination is made by management.

(h)	Property, Plant and Equipment, net

Property, plant and equipment are recorded at cost, less accumulated depreciation and depletion. Expenditures for additions and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. Repair and maintenance costs that do not substantially extend the life of the Company’s property, plant and equipment are expensed as incurred.

Upon disposal, the cost and related accumulated depreciation are removed from the Company’s accounts and any gain or loss is included in operating income.

Depreciation on property, plant and equipment is computed on a straight-line basis. These estimated useful lives are as follows:

Building and improvements	30 – 40 years
Plant, machinery and equipment	3 – 40 years
Mobile equipment and barges	3 – 20 years
Other	3 – 7 years

Depletion of mineral reserves is calculated over proven and probable reserves by the units of production method on a site-by-site basis.

The Company reviews the carrying value of property, plant and equipment for impairment whenever events or circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. Such indicators may include, among others, deterioration in general economic conditions, negative developments in equity and credit markets, adverse changes in the markets in which an entity operates, increases in input costs that have a negative effect on earnings and cash flows or a trend of negative or declining cash flows over multiple periods.

(i)	Accrued Mining Reclamation

The mining reclamation obligations are based on management’s estimate of future cost requirements to reclaim property at quarry sites. Estimates of these obligations have been developed based on management’s interpretation of current requirements and proposed regulatory changes and are intended to approximate fair value. Costs are estimated in current dollars, inflated until the expected time of payment, using an inflation rate of 2.5%, and then discounted back to present value using a risk-free rate on obligations of similar maturity, adjusted to reflect the Company’s credit rating. Changes in the credit-adjusted, risk-free rate do not change recorded liabilities. However, subsequent increases in the recognized obligations are measured using a current credit-adjusted, risk-free rate. Decreases in the recognized obligations are measured at the initial credit-adjusted, risk-free rate.

Significant changes in inflation rates or the amount or timing of future cost estimates typically result in both (1) a current adjustment to the recorded liability (and corresponding adjustment to the asset) and (2) a change in accretion of the liability and depreciation of the asset to be recorded prospectively over the remaining capacity of the unmined quarry.

(j)	Goodwill

Goodwill is the excess of cost over the fair value of net assets of businesses acquired and was $24.1 million as of December 28, 2013 and December 31, 2012. Goodwill is not amortized, but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred.

Continental Cement performs an annual impairment analysis as of the first day of the fourth quarter of each fiscal year for its one reporting unit. The first step of the goodwill impairment test compares the fair value of the reporting unit to its carrying value. Management estimates the fair value of the reporting unit primarily based on the discounted projected cash flows of the underlying operations. A number of significant assumptions and estimates are required to forecast operating cash flows, including macroeconomic trends in the private construction and public infrastructure industries, expected success in securing future sales and the appropriate interest rate used to discount the projected cash flows. During the 2013 and 2012 annual reviews of goodwill, management concluded that the estimated fair value of the reporting unit was substantially in excess of its carrying value, resulting in no indication of impairment. The Company has recorded no goodwill impairment charges to date.

(k)	Income Taxes

Continental Cement and GAR are limited liability companies that pass their tax attributes for federal and state tax purposes to their members and are generally not subject to federal or state income tax.

(m)	Reclassifications

Certain amounts have been reclassified in prior periods to conform to the presentation in the consolidated financial statements as of and for the year ended December 28, 2013.